CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ (448,516)	$ (955,163)
Depreciation and amortization	274,951	293,883
Bad debts	50,586
Common stock issued for services	98,633	134,147
Change in fair value of warrants and derivative liability		(1,161)
Equity in loss of joint venture, net of tax	23,205	41,936
Change in accounts receivable	7,811	(221,694)
Change in inventories	134,331	81,425
Prepaid expenses and other current assets	(280,874)	7,586
Change in accounts payable	(67,207)	(72,468)
Change in accrued expenses and other current liabilities	(351,588)	338,583
NET CASH USED IN OPERATING ACTIVITIES	(558,668)	(352,926)
Acquisition of property and equipment	(69,209)	(24,762)
NET CASH USED IN INVESTING ACTIVITIES	(69,209)	(24,762)
Repayment of bank loan	(3,948,636)
Proceeds from bank loan	7,107,545
Proceeds from other borrowings		72,862
Repayment of loans from related party		(1,666)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,158,909	71,196
EFFECT OF EXCHANGE RATE ON CASH	(9,465)	14,928
INCREASE (DECREASE) IN CASH	2,521,567	(291,564)
CASH - BEGINNING OF PERIOD	3,682,743	2,770,744
CASH - END OF PERIOD	6,204,310	2,479,180
Cash paid for interest	497,057	515,574
Cash paid for income taxes